Marketable Securities and Securities Investments (Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 237,149	¥ 103,410
Available-for-sale securities, less than 12 months, unrealized losses	(3,242)	(167)
Available-for-sale securities, 12 months or more, fair value	49,499	60,193
Available-for-sale securities, 12 months or more, unrealized losses	(129)	(1,089)
Available-for-sale securities, fair value, total	286,648	163,603
Available-for-sale securities, unrealized losses, total	(3,371)	(1,256)
Held-to-maturity securities, less than 12 months, fair value	237,910
Held-to-maturity securities, less than 12 months, unrealized losses	(6,103)
Held-to-maturity securities, 12 months or more, fair value	3,727	249,213
Held-to-maturity securities, 12 months or more , unrealized losses	(469)	(19,587)
Held-to-maturity securities, fair value, total	241,637	249,213
Held-to-maturity securities, unrealized losses, total	(6,572)	(19,587)
Held-to-maturity And Available-for-sale securities, less than 12 months, fair value	475,059	103,410
Held-to-maturity And Available-for-sale securities, less than 12 months, unrealized losses	(9,345)	(167)
Held-to-maturity And Available-for-sale securities, 12 months or more, fair value	53,226	309,406
Held-to-maturity And Available-for-sale securities, 12 months or more, unrealized losses	(598)	(20,676)
Held-to-maturity And Available-for-sale securities, fair value, total	528,285	412,816
Held-to-maturity And Available-for-sale securities, unrealized losses, total	(9,943)	(20,843)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	51,746
Available-for-sale securities, less than 12 months, unrealized losses	(539)
Available-for-sale securities, 12 months or more, fair value	2,032	4,063
Available-for-sale securities, 12 months or more, unrealized losses	(27)	(20)
Available-for-sale securities, fair value, total	53,778	4,063
Available-for-sale securities, unrealized losses, total	(566)	(20)
Held-to-maturity securities, less than 12 months, fair value	134,320
Held-to-maturity securities, less than 12 months, unrealized losses	(1,397)
Held-to-maturity securities, fair value, total	134,320
Held-to-maturity securities, unrealized losses, total	(1,397)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	25,010	27,404
Available-for-sale securities, less than 12 months, unrealized losses	(10)	(29)
Available-for-sale securities, 12 months or more, fair value	16,340	4,872
Available-for-sale securities, 12 months or more, unrealized losses	(23)	(5)
Available-for-sale securities, fair value, total	41,350	32,276
Available-for-sale securities, unrealized losses, total	(33)	(34)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	62,118	25,725
Available-for-sale securities, less than 12 months, unrealized losses	(548)	(21)
Available-for-sale securities, 12 months or more, fair value	10,694	19,925
Available-for-sale securities, 12 months or more, unrealized losses	(19)	(202)
Available-for-sale securities, fair value, total	72,812	45,650
Available-for-sale securities, unrealized losses, total	(567)	(223)
Held-to-maturity securities, less than 12 months, fair value	98,172
Held-to-maturity securities, less than 12 months, unrealized losses	(4,285)
Held-to-maturity securities, 12 months or more, fair value	3,727	97,984
Held-to-maturity securities, 12 months or more , unrealized losses	(469)	(5,845)
Held-to-maturity securities, fair value, total	101,899	97,984
Held-to-maturity securities, unrealized losses, total	(4,754)	(5,845)
Foreign government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, 12 months or more, fair value	1,537	15,878
Available-for-sale securities, 12 months or more, unrealized losses	(14)	(603)
Available-for-sale securities, fair value, total	1,537	15,878
Available-for-sale securities, unrealized losses, total	(14)	(603)
Held-to-maturity securities, 12 months or more, fair value		151,229
Held-to-maturity securities, 12 months or more , unrealized losses		(13,742)
Held-to-maturity securities, fair value, total		151,229
Held-to-maturity securities, unrealized losses, total		(13,742)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	86,220	50,281
Available-for-sale securities, less than 12 months, unrealized losses	(2,133)	(117)
Available-for-sale securities, 12 months or more, fair value	18,896	15,455
Available-for-sale securities, 12 months or more, unrealized losses	(46)	(259)
Available-for-sale securities, fair value, total	105,116	65,736
Available-for-sale securities, unrealized losses, total	(2,179)	¥ (376)
Securitized products
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	5,418
Held-to-maturity securities, less than 12 months, unrealized losses	(421)
Held-to-maturity securities, fair value, total	5,418
Held-to-maturity securities, unrealized losses, total	(421)
Other
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	12,055
Available-for-sale securities, less than 12 months, unrealized losses	(12)
Available-for-sale securities, fair value, total	12,055
Available-for-sale securities, unrealized losses, total	¥ (12)